CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

4. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of interim financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year to date basis. These estimates are based on management's best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to digital assets, useful lives and impairment assessment of plant and equipment, impairment loss recognized in respect of plant and equipment, income tax, provision for deferred tax, impairment of trade and other receivables, share-based payment transaction. Actual results may differ from these estimates.